SCO-STATSUP-1

Statutory Prospectus Supplement dated October 3, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Select Companies Fund

The Fund will open to all investors effective as of the open of business on October 17, 2016. Class B shares closed to all investors on November 30, 2010 and will not re-open.

Accordingly, effective on October 17, 2016, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following paragraph is deleted on the front cover of the Prospectus:

“As of the close of business on March 5, 2014, the Fund closed to all investors, other than Employer Sponsored Retirement and Benefit Plans already invested in the Fund, which may continue to make additional purchases of Fund shares and open new accounts for participants in these plans. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.”

2.	The section entitled “Other Information – Limited Fund Offering” is deleted in its entirety and all references to “Limited Fund Offering” in the Prospectus are hereby removed.

SCO-STATSUP-1

AIF-STATSUP-2

Statutory Prospectus Supplement dated October 3, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco International Total Return Fund
Invesco Developing Markets Fund	Invesco MLP Fund
Invesco Emerging Markets Equity Fund	Invesco Pacific Growth Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Select Companies Fund
Invesco Endeavor Fund	Invesco Strategic Income Fund
Invesco Global Infrastructure Fund	Invesco Unconstrained Bond Fund
Invesco Global Markets Strategy Fund (now known as Invesco Macro Allocation Strategy Fund)

The Invesco Select Companies Fund will open to all investors effective as of the open of business on October 17, 2016.

Accordingly, effective on October 17, 2016, the Fund’s Statutory Prospectus will be revised as follows:

1.	The following paragraph is deleted on the front cover of the Prospectus:

“As of the open of business on March 5, 2014, Invesco Select Companies Fund closed to all investors, other than Employer Sponsored Retirement and Benefit Plans already invested in the Fund, which may continue to make additional purchases of Fund shares and open new accounts for participants in these plans. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.”

2.	The section entitled “Other Information – Limited Fund Offering (Invesco Select Companies Fund)” is deleted in its entirety and all references to “Limited Fund Offering” in the Prospectus are hereby removed.

AIF-STATSUP-2